Share-Based Compensation - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 30, 2017 shares	Dec. 31, 2017 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2018 USD ($)	Aug. 06, 2016 shares	Nov. 03, 2014 shares	Oct. 18, 2010 shares
2010 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized for issuance										589,729,714	225,063,170	58,875,478
Plan expiration term			10 years	10 years
Shares granted during the period			112,846,527	112,846,527
2010 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term			4 years	4 years
Unrecognized compensation cost			¥ 1,421,344						$ 206,726
A weighted-average vesting period over which unrecognized compensation cost is expected to be recognized			3 years 10 days	3 years 10 days
Weighted-average grant-date fair value of options granted | $ / shares				$ 2.19		$ 0.44		$ 0.33
Total fair value of options vested during period			¥ 267,599	$ 38,921	¥ 116,811		¥ 61,993
Intrinsic value of options exercised			¥ 282,212	$ 41,046
Weighted-average vesting period expected to be recognized			3 years 10 days	3 years 10 days
2010 Plan | Vesting on First Anniversary | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			25.00%	25.00%
2010 Plan | Vesting on Quarterly Basis Thereafter | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			75.00%	75.00%
2017 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan expiration term	10 years
Number of shares authorized to grant	720,000
2017 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term		4 years
Unrecognized compensation cost			¥ 6,983						$ 1,016
A weighted-average vesting period over which unrecognized compensation cost is expected to be recognized			2 years 11 months 15 days	2 years 11 months 15 days
Total fair value of options vested during period			¥ 455	$ 66	¥ 0		¥ 0
Shares granted during the period		720,000
Weighted average grant date fair value | $ / shares						$ 1.92		$ 0
Weighted-average vesting period expected to be recognized			2 years 11 months 15 days	2 years 11 months 15 days
2017 Plan | Vesting on First Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage		25.00%
2017 Plan | Vesting on Quarterly Basis Thereafter | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage		75.00%